Exhibit 1

SLIDE 2018-FUN

Commercial Mortgage Pass-Through Certificates, Series 2018-FUN

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

28 August 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017
Re: SLIDE 2018-FUN Commercial Mortgage Pass-Through Certificates, Series 2018-FUN (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the SLIDE 2018-FUN securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 August 2018

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in SLIDE 2018-FUN (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of one componentized promissory note issued by Kalahari Resorts, LLC (the “Property Owner Borrower”) and Kalahari Resorts PA, LLC (the “Operating Lessee,” together with the Property Owner Borrower, the “Borrowers”), each a Delaware limited liability company, evidencing a three-year (subject to two, one-year extension options) partially amortizing, floating-rate mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, the Property Owner Borrower’s fee simple interest in a waterpark resort hotel and waterpark property located in Pocono Manor, Pennsylvania, operating under the name “Kalahari Resorts & Conventions” (the “Property”) and
d.	The Mortgage Loan has a related floating-rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 9 September 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 10

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loan, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extension Options),
ii.	Original Mezzanine Loan Term (Excluding Extension Options),
iii.	Original Mortgage Loan Term (Including Extension Options) and
iv.	Original Mezzanine Loan Term (Including Extension Options)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the mortgage loan agreement and mezzanine loan agreement Source Documents,

of the Mortgage Loan and Mezzanine Loan, as applicable, we recalculated the:

i.	Mortgage Loan IO Period and
ii.	Mezzanine Loan IO Period

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

7.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extension Options) and
c.	Original Mezzanine Loan Term (Excluding Extension Options)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity and
ii.	Remaining Mezzanine Loan Term to Maturity

of the Mortgage Loan and Mezzanine Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mortgage Loan Balance and
b.	Original Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, respectively, both as shown on the Final Data File, we recalculated the “Original Total Debt Balance” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The mortgage loan agreement Source Document indicates that the Borrowers are required to:
a.	Remit payments of interest on each payment date from the “First Payment Date” through the “Initial Maturity Date,” both as shown on the Final Data File, and
b.	Make monthly principal payments equal to:
i.	From the “First Payment Date,” as shown on the Final Data File, through and including September 9, 2020, an amount equal to the pro rata portion of $1,000,000 attributable to the Mortgage Loan, based on the ratio of the “Original Mortgage Loan Balance” to the “Original Total Debt Balance,” both as shown on the Final Data File (each such monthly principal payment, a “Mortgage Loan Amortization Monthly Payment Part 1,” the aggregate amount of such monthly principal payments, the “Aggregate Mortgage Loan Amortization Payment Part 1”), and
ii.	From October 9, 2020 through the “Initial Maturity Date,” as shown on the Final Data File, $500,000 (each such monthly principal payment, a “Mortgage Loan Amortization Monthly Payment Part 2,” the aggregate amount of such monthly principal payments, the “Aggregate Mortgage Loan Amortization Payment Part 2”).

Attachment A Page 4 of 10

9. (continued)

The Depositor instructed us to recalculate the “Cut-off Date Mortgage Loan Amount ($)” of the Mortgage Loan as the difference between:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File, and
b.	The product of:
i.	The quotient of the:
(a)	Original Mortgage Loan Balance and
(b)	Original Total Debt Balance,

both as shown on the Final Data File,

ii.	The “Seasoning,” as shown on the Final Data File, and
iii.	$1,000,000.

The Depositor instructed us to recalculate the “Maturity Mortgage Loan Balance” of the Mortgage Loan as the difference between:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File, and
b.	The sum of the:
i.	Aggregate Mortgage Loan Amortization Payment Part 1 and
ii.	Aggregate Mortgage Loan Amortization Payment Part 2.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	The mezzanine loan agreement Source Document indicates that the related borrower is required to:
a.	Remit payments of interest on each payment date from the “First Payment Date” through the “Initial Maturity Date,” both as shown on the Final Data File, and
b.	Make monthly principal payments equal to:
i.	From the “First Payment Date,” as shown on the Final Data File, through and including September 9, 2020, an amount equal to the pro rata portion of $1,000,000 attributable to the Mezzanine Loan, based on the ratio of the “Original Mezzanine Loan Balance” to the “Original Total Debt Balance,” both as shown on the Final Data File (each such monthly principal payment, a “Mezzanine Loan Amortization Monthly Payment Part 1,” the aggregate amount of such monthly principal payments, the “Aggregate Mezzanine Loan Amortization Payment Part 1”), and
ii.	From October 9, 2020 through the “Initial Maturity Date,” as shown on the Final Data File, $500,000 (each such monthly principal payment, a “Mezzanine Loan Amortization Monthly Payment Part 2,” the aggregate amount of such monthly principal payments, the “Aggregate Mezzanine Loan Amortization Payment Part 2”).

Attachment A Page 5 of 10

10. (continued)

The Depositor instructed us to recalculate the “Cut-off Date Mezzanine Loan Balance” of the Mezzanine Loan as the difference between:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File, and
b.	The product of:

i.       The quotient of the:

(a)	Original Mezzanine Loan Balance and
(b)	Original Total Debt Balance,

both as shown on the Final Data File,

ii.       The “Seasoning,” as shown on the Final Data File, and

iii.       $1,000,000.

The Depositor instructed us to recalculate the “Maturity Mezzanine Loan Balance” of the Mezzanine Loan as the difference between:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File, and
b.	The sum of the:
i.	Aggregate Mezzanine Loan Amortization Payment Part 1 and
ii.	Aggregate Mezzanine Loan Amortization Payment Part 2.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Cut-off Date Mortgage Loan Amount ($),
b.	Cut-off Date Mezzanine Loan Balance,
c.	Maturity Mortgage Loan Balance and
d.	Maturity Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Cut-off Date Total Debt Balance and
ii.	Maturity Total Debt Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Original Mortgage Loan Balance and
d.	Original Mezzanine Loan Balance

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Interest Rate Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 10

13.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Interest Rate Spread,
d.	LIBOR Floor and
e.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 2.07000% that was provided by the Depositor, we recalculated the:

i.	Assumed Mortgage Loan Interest Rate,
ii.	Assumed Mezzanine Loan Interest Rate and
iii.	Assumed Total Debt Interest Rate

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	LIBOR Cap Strike Price,
b.	Mortgage Loan Spread,
c.	Mezzanine Loan Spread and
d.	Total Debt Interest Rate Spread

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate @ LIBOR Cap,
ii.	Mezzanine Loan Interest Rate @ LIBOR Cap and
iii.	Total Debt Interest Rate @ LIBOR Cap

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	The Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the aggregate amount of the:
a.	Product of:
i.	The Mortgage Loan Amortization Monthly Payment Part 1 and
ii.	12 and
b.	Monthly scheduled interest due amounts, calculated based on:
i.	The “Original Mortgage Loan Balance,” as periodically reduced by the corresponding Mortgage Loan Amortization Monthly Payment Part 1,
ii.	The “Assumed Mortgage Loan Interest Rate,” as shown on the Final Data File, and
iii.	The “Accrual Basis,” as shown on the Final Data File,

corresponding to each of the first 12 monthly payment due dates, as described in the mortgage loan agreement Source Document, following the Reference Date.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 10

15. (continued)

Additionally, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service” of the Mortgage Loan, as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	The Depositor instructed us to recalculate the “Annual Mortgage Debt Service @ LIBOR Cap” of the Mortgage Loan as the aggregate amount of the:
a.	Product of:
i.	The Mortgage Loan Amortization Monthly Payment Part 1 and
ii.	12 and
b.	Monthly scheduled interest due amounts, calculated based on:
i.	The “Original Mortgage Loan Balance,” as periodically reduced by the corresponding Mortgage Loan Amortization Monthly Payment Part 1,
ii.	The “Mortgage Loan Interest Rate @ LIBOR Cap,” as shown on the Final Data File, and
iii.	The “Accrual Basis,” as shown on the Final Data File,

corresponding to each of the first 12 monthly payment due dates, as described in the mortgage loan agreement Source Document, following the Reference Date.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	The Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan as the aggregate amount of the:
a.	Product of:
i.	The Mezzanine Loan Amortization Monthly Payment Part 1 and
ii.	12 and
b.	Monthly scheduled interest due amounts, calculated based on:
i.	The “Original Mezzanine Loan Balance,” as periodically reduced by the corresponding Mezzanine Loan Amortization Monthly Payment Part 1,
ii.	The “Assumed Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
iii.	The “Accrual Basis,” as shown on the Final Data File,

corresponding to each of the first 12 monthly payment due dates, as described in the mezzanine loan agreement Source Document, following the Reference Date.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Additionally, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service” of the Mezzanine Loan as 1/12th of the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan, as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 10

18.	The Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service @ LIBOR Cap” of the Mezzanine Loan as the aggregate amount of the:

a.       Product of:

i.       The Mezzanine Loan Amortization Monthly Payment Part 1 and

ii.       12 and

b.       Monthly scheduled interest due amounts, calculated based on:

i.	The “Original Mezzanine Loan Balance,” as periodically reduced by the corresponding Mezzanine Loan Amortization Monthly Payment Part 1,
ii.	The “Mezzanine Loan Interest Rate @ LIBOR Cap,” as shown on the Final Data File, and
iii.	The “Accrual Basis,” as shown on the Final Data File,

corresponding to each of the first 12 monthly payment due dates, as described in the mezzanine loan agreement Source Document, following the Reference Date.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Mezzanine Loan Debt Service,
c.	Annual Mortgage Debt Service @ LIBOR Cap and
d.	Annual Mezzanine Loan Debt Service @ LIBOR Cap

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Annual Total Debt Service” and “Annual Total Debt Service @ LIBOR Cap” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 10

20.	Using the:
a.	TTM July 2018 NOI ($),
b.	TTM July 2018 NCF,
c.	Annual Mortgage Debt Service,
d.	Annual Mortgage Debt Service @ LIBOR Cap,
e.	Cut-off Date Mortgage Loan Amount ($),
f.	Maturity Mortgage Loan Balance,
g.	Appraised Value ($) and
h.	Units

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan NOI DSCR,
ii.	Mortgage Loan NCF DSCR,
iii.	Mortgage Loan NCF DSCR @ LIBOR Cap,
iv.	Cut-off Date Mortgage Loan LTV,
v.	Maturity Mortgage Loan LTV,
vi.	Mortgage Loan NOI DY,
vii.	Mortgage Loan NCF DY and
viii.	Cut-off Date Mortgage Loan Amount per Room ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan NOI DSCR,” “Mortgage Loan NCF DSCR” and “Mortgage Loan NCF DSCR @ LIBOR Cap” to two decimal places and
b.	Round the “Cut-off Date Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan NOI DY” and “Mortgage Loan NCF DY” to the nearest 1/10th of one percent.

21.	Using the:
a.	TTM July 2018 NOI ($),
b.	TTM July 2018 NCF,
c.	Annual Total Debt Service,
d.	Annual Total Debt Service @ LIBOR Cap,
e.	Cut-off Date Total Debt Balance,
f.	Maturity Total Debt Balance,
g.	Appraised Value ($) and
h.	Units

Attachment A Page 10 of 10

21. (continued)

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt NCF DSCR @ LIBOR Cap,
iv.	Cut-off Date Total Debt LTV,
v.	Maturity Total Debt LTV,
vi.	Total Debt NOI DY,
vii.	Total Debt NCF DY and
viii.	Cut-off Date Total Debt per Room

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt NOI DSCR,” “Total Debt NCF DSCR” and “Total Debt NCF DSCR @ LIBOR Cap” to two decimal places and
b.	Round the “Cut-off Date Total Debt LTV,” “Maturity Total Debt LTV,” “Total Debt NOI DY” and “Total Debt NCF DY” to the nearest 1/10th of one percent.

22.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee and
d.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	Using the:
a.	Admin. Fee and
b.	Mortgage Loan Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Note	15 June 2018

Mezzanine Loan Promissory Note	15 June 2018

Mortgage Loan Agreement	15 June 2018

Mezzanine Loan Agreement	15 June 2018

Servicer Report	15 August 2018

Cash Management Agreement	15 June 2018

Mortgage Loan Interest Rate Cap Agreement (see Note 1)	15 June 2018

Mezzanine Loan Interest Rate Cap Agreement (see Note 1)	15 June 2018

Settlement Statement	15 June 2018

Guaranty Agreement	15 June 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	12 April 2018

Engineering Report	18 April 2018

Environmental Phase I Report	18 April 2018

Underwriter’s Summary Report	16 August 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	Not Dated

Property Management Agreement	1 June 2018

Operating Lease	1 June 2018

Exhibit 1 to Attachment A Page 2 of 2

Note:

1.	The mortgage loan interest rate cap agreement and mezzanine loan interest rate cap agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreements.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Full Name State / Province	Appraisal Report
County	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Opened	Appraisal Report
Renovation Year	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

2015 Rooms Available	Underwriter’s Summary Report
2016 Rooms Available	Underwriter’s Summary Report
2017 Rooms Available	Underwriter’s Summary Report
TTM July 2018 Rooms Available	Underwriter’s Summary Report
2015 Rooms Occupied	Underwriter’s Summary Report
2016 Rooms Occupied	Underwriter’s Summary Report
2017 Rooms Occupied	Underwriter’s Summary Report
TTM July 2018 Rooms Occupied	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
TTM July 2018 Occupancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information: (continued)

Characteristic	Source Document

2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
2017 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM July 2018 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
TTM July 2018 RevPAR ($)	Underwriter’s Summary Report
2015 Rooms Revenue ($)	Underwriter’s Summary Report
2016 Rooms Revenue ($)	Underwriter’s Summary Report
2017 Rooms Revenue ($)	Underwriter’s Summary Report
TTM July 2018 Rooms Revenue ($)	Underwriter’s Summary Report
2015 Total Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
2017 Total Revenue ($)	Underwriter’s Summary Report
TTM July 2018 Total Revenue ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
2017 Total Expenses ($)	Underwriter’s Summary Report
TTM July 2018 Total Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
TTM July 2018 NOI ($)	Underwriter’s Summary Report
2015 FF&E ($)	Underwriter’s Summary Report
2016 FF&E ($)	Underwriter’s Summary Report
2017 FF&E ($)	Underwriter’s Summary Report
TTM July 2018 FF&E ($)	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
TTM July 2018 NCF	Underwriter’s Summary Report
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
Underwritten Rooms Revenues ($)	Underwriter’s Summary Report
Underwritten Revenues ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten FF&E ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicer Report
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Other Escrow Initial Amount	Settlement Statement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement
Description of Other Escrow	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Sponsor	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Borrowing Entity	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Original Mortgage Loan Balance	Mortgage Loan Agreement
Original Mezzanine Loan Balance	Mezzanine Loan Agreement
Note Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Due Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Fully Extended Maturity Date (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Spread Increase (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Spread Increase (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Spread Increase (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Exit Fee (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Strike Price (see Note 3)	Interest Rate Cap Agreements
Extension Term LIBOR Cap (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Provider (see Note 3)	Interest Rate Cap Agreements
LIBOR Cap Provider Rating (M/S&P/F) (see Note 3)	Bloomberg Screenshot for LIBOR Cap Provider Rating
LIBOR Cap Expiration Date (see Note 3)	Interest Rate Cap Agreements
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 4)	Mortgage Loan Agreement
Rate Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 3)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document

Mortgage Loan Spread	Mortgage Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 5)	Mortgage Loan Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement
Terms/Description of Springing Lockbox (If applicable)	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Future Additional Debt Permitted	Mortgage Loan Agreement
Future Additional Debt Type	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State / Province

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the:
a.	Note Date,
b.	Due Date,
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options (Yes/No),
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	Spread Increase,
i.	First Extension Spread Increase,
j.	Second Extension Spread Increase,
k.	First Extension Fee,
l.	Second Extension Fee,
m.	Exit Fee,
n.	LIBOR Rounding Methodology,
o.	LIBOR Floor,
p.	LIBOR Cap Strike Price,
q.	Extension Term LIBOR Cap,
r.	LIBOR Cap Provider,
s.	LIBOR Cap Provider Rating (M/S&P/F),
t.	LIBOR Cap Expiration Date,
u.	Rate Type,
v.	Amortization Type,
w.	Accrual Basis,
x.	Interest Accrual Period Start,
y.	Interest Accrual Period End and
z.	Interest Rate Adjustment Frequency

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Documents for each of the characteristics listed in a. through z. above.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

4.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document, for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document requires the Borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Property No.
Percentage of Cut-off Date Mortgage Loan Amount
Phase II Date
Seismic Report Date
Seismic Zone
Seismic PML%
Partial Collateral Release Description
Substitution Provision Description
Original Mortgage Loan Amortization Term (Excluding Extension Options)
Original Mezzanine Loan Amortization Term (Excluding Extension Options)
Original Mortgage Loan Amortization Term (Including Extension Options)
Original Mezzanine Loan Amortization Term (Including Extension Options)
Remaining Mortgage Loan Amortization Term
Remaining Mezzanine Loan Amortization Term
Ownership Interest
Ground Lease? (Y/N)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.